Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Parenthetical) (Detail) - CAD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue related to operating leases	$ 13,600	$ 17,800		$ 68,200	$ 86,600	$ 92,300
Revenue related to its USA contract compression fleet	$ 27,600	$ 22,600		$ 98,100	$ 91,100	76,100
Revenue [Member] | Reclassified from Service to Rentals [Member] | Operation and Maintenance of BOOM Contracts [Member]
Statements [Line Items]
Amount of reclassifications or changes in presentation			$ 11,717			$ 43,594